Average Annual Total Returns - FidelityAdvisorStockSelectorMidCapFund-RetailPRO - FidelityAdvisorStockSelectorMidCapFund-RetailPRO - Fidelity Advisor Stock Selector Mid Cap Fund	Jan. 28, 2023
Fidelity Stock Selector Mid Cap Fund | Return Before Taxes
Average Annual Return:
Past 1 year	(13.89%)
Past 5 years	7.29%
Past 10 years	10.20%
Fidelity Stock Selector Mid Cap Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	(15.82%)
Past 5 years	4.86%
Past 10 years	8.71%
Fidelity Stock Selector Mid Cap Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(7.03%)
Past 5 years	5.33%
Past 10 years	8.12%
SP004
Average Annual Return:
Past 1 year	(13.06%)
Past 5 years	6.71%
Past 10 years	10.78%